Annual Fund Operating Expenses (Health Sciences Trust)	12 Months Ended
May 01, 2011
Series I, Health Sciences Trust
Operating Expenses:
Share Class	Series I
Management fee	1.05%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.07%
Total fund operating expenses	1.17%
Series II, Health Sciences Trust
Operating Expenses:
Share Class	Series II
Management fee	1.05%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.07%
Total fund operating expenses	1.37%
Series NAV, Health Sciences Trust
Operating Expenses:
Share Class	Series NAV
Management fee	1.05%
Distribution and service (12b-1) fees	none
Other Expenses	0.07%
Total fund operating expenses	1.12%